ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Movement of provision (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of provision
Accrued warranty-beginning of year	¥ 29,293,848	¥ 25,325,839	¥ 33,812,290
Additional provisions recognized	45,999,122	27,645,757	21,565,131
Warranty claims paid	(36,618,707)	(23,677,748)	(30,051,582)
Accrued warranty-end of year	¥ 38,674,263	¥ 29,293,848	¥ 25,325,839